EQUITY (Details)	Dec. 31, 2024 USD ($) $ / shares shares
Equity [Abstract]
Common stock, shares authorized (in shares)	1,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares issued (in shares)	1,000
Common Stock, Shares, Outstanding	1,000
Due from shareholder | $	$ 1